CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 102.6	$ (64.5)
Other comprehensive (loss) income
Loss on revaluation of non-current derivative financial liabilities	(11.0)	(111.3)
Deferred income tax related to non-current derivative financial liabilities	1.2	0.0
Total other comprehensive income	(9.8)	(111.3)
Total comprehensive income (loss)	$ 92.8	$ (175.8)